Derivatives (Derivative Cash Flow Hedges Recorded in Income and AOCI and Notional Volumes of Outstanding Derivatives Designated as Cash Flow Hedges) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 5.0
Cash Flow Hedging [Member] | Power swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	3.0	$ 2.0
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	0.0	2.0
Cash Flow Hedging [Member] | Power swaps [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	0.0	0.0
Derivative, Gain (Loss) on Derivative, Net	3.0	2.0
Cash Flow Hedging [Member] | Power swaps [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Power swaps [Member] | GainLossOnInvestmentsMember1
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Power swaps [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Power swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	(1.0)
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	0.0	0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	0.0	0.0
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | GainLossOnInvestmentsMember1
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	(1.0)
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(10.0)	(12.0)
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	(3.0)	(22.0)
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	0.0	0.0
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(10.0)	(12.0)
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | GainLossOnInvestmentsMember1
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2018 [Member}
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			$ 45
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2019 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			30
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2020 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			30
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2021 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2022 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			$ 0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 2.0	$ 2.0